FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 6,021	$ 4,135
Fair value of financial liabilities	(62,047)	(62,794)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	3,560	5,663
Fair value of financial assets	$ 0	$ 0
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.00%	2.50%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.00%	5.00%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,285	$ 1,285
Fair value of financial liabilities	$ (308)	$ (149)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.70%	1.10%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.40%	6.40%
Interest rate risk | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,746	$ 2,003
Fair value of financial liabilities	$ (32)	$ 14
Interest rate risk | Interest rate swaps of US$ debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.80%	1.70%
Interest rate risk | Interest rate swaps of US$ debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.10%	4.60%
Interest rate risk | Interest rate swaptions
Disclosure of detailed information about financial instruments [line items]
Notional	$ 350
Rates	2.00%
Fair value of financial assets	$ 0